Loans Payable (Tables)	12 Months Ended
Dec. 31, 2011
Loans Payable [Abstract]
Scheduled Maturities Of Current And Long-Term Loans Payable

Year Ending December 31
2012	$91,597
2013	648
2014	31,485

Total loans payable	$123,730